UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2014
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of May 31, 2014

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (35.0%)
2	Fannie Mae Discount Notes	0.125%	6/2/14	100,000	100,000
2	Fannie Mae Discount Notes	0.135%	6/4/14	32,258	32,258
2	Fannie Mae Discount Notes	0.128%	6/11/14	71,000	70,997
3	Federal Home Loan Bank Discount Notes	0.030%–0.128%	6/4/14	978,788	978,783
3	Federal Home Loan Bank Discount Notes	0.135%	6/11/14	179,000	178,993
3	Federal Home Loan Bank Discount Notes	0.135%	6/13/14	250,000	249,989
3	Federal Home Loan Bank Discount Notes	0.135%	6/18/14	399,750	399,724
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	6/20/14	175,000	174,987
3	Federal Home Loan Bank Discount Notes	0.050%–0.140%	6/25/14	311,000	310,974
3	Federal Home Loan Bank Discount Notes	0.050%–0.130%	6/27/14	582,100	582,074
3	Federal Home Loan Bank Discount Notes	0.050%–0.130%	7/2/14	289,950	289,925
3	Federal Home Loan Bank Discount Notes	0.050%–0.130%	7/7/14	366,700	366,654
3	Federal Home Loan Bank Discount Notes	0.050%	7/9/14	99,624	99,619
3	Federal Home Loan Bank Discount Notes	0.050%	7/11/14	837,916	837,869
3	Federal Home Loan Bank Discount Notes	0.050%	7/16/14	37,485	37,483
3	Federal Home Loan Bank Discount Notes	0.050%–0.055%	7/23/14	210,233	210,218
3	Federal Home Loan Bank Discount Notes	0.050%	7/25/14	816,393	816,332
3	Federal Home Loan Bank Discount Notes	0.050%	7/28/14	362,900	362,871
3	Federal Home Loan Bank Discount Notes	0.050%	7/30/14	559,457	559,411
3	Federal Home Loan Bank Discount Notes	0.058%	8/1/14	337,000	336,968
[3,4] Federal Home Loan Banks		0.091%	6/5/14	400,000	400,000
[3,4] Federal Home Loan Banks		0.091%	6/5/14	150,000	150,000
[3,4] Federal Home Loan Banks		0.091%	6/6/14	931,500	931,500
[3,4] Federal Home Loan Banks		0.091%	6/6/14	1,400,000	1,400,000
[3,4] Federal Home Loan Banks		0.091%	7/3/14	482,000	482,000
[3,4] Federal Home Loan Banks		0.092%	8/13/14	177,400	177,400
[3,4] Federal Home Loan Banks		0.132%	10/1/14	150,000	149,990
[3,4] Federal Home Loan Banks		0.096%	11/3/14	199,000	199,000
[3,4] Federal Home Loan Banks		0.105%	2/27/15	496,000	495,962
[3,4] Federal Home Loan Banks		0.110%	3/10/15	97,500	97,500
[2,4] Federal National Mortgage Assn.		0.130%	9/11/14	2,350,000	2,349,867
[2,4] Federal National Mortgage Assn.		0.120%	2/27/15	3,350,000	3,349,376
[2,4] Federal National Mortgage Assn.		0.120%	8/5/15	1,775,000	1,774,575
2	Freddie Mac Discount Notes	0.120%	6/2/14	422,808	422,807
2	Freddie Mac Discount Notes	0.125%	6/9/14	84,520	84,518
2	Freddie Mac Discount Notes	0.135%	6/25/14	495,500	495,455
	United States Treasury Bill	0.105%–0.106%	6/5/14	1,196,000	1,195,986
	United States Treasury Bill	0.050%–0.097%	6/12/14	2,795,000	2,794,940
	United States Treasury Bill	0.053%–0.088%	6/19/14	1,250,000	1,249,954
	United States Treasury Bill	0.051%–0.087%	6/26/14	1,395,000	1,394,940
	United States Treasury Bill	0.110%	8/14/14	2,500,000	2,499,435
	United States Treasury Bill	0.083%	9/11/14	250,000	249,941
	United States Treasury Bill	0.050%–0.051%	11/13/14	3,000,000	2,999,306
	United States Treasury Bill	0.051%–0.052%	11/28/14	4,000,000	3,998,966
	United States Treasury Note/Bond	0.750%	6/15/14	250,000	250,058
	United States Treasury Note/Bond	0.250%	6/30/14	191,750	191,775
	United States Treasury Note/Bond	2.625%	6/30/14	497,600	498,594
	United States Treasury Note/Bond	0.625%	7/15/14	293,000	293,191
	United States Treasury Note/Bond	0.125%	7/31/14	198,000	198,008
	United States Treasury Note/Bond	2.625%	7/31/14	526,000	528,209

	United States Treasury Note/Bond	0.500%	8/15/14	128,750	128,858
	United States Treasury Note/Bond	4.250%	8/15/14	550,000	554,694
	United States Treasury Note/Bond	0.250%	8/31/14	388,000	388,146
	United States Treasury Note/Bond	2.375%	8/31/14	1,540,000	1,548,651
	United States Treasury Note/Bond	0.250%	9/15/14	735,000	735,255
	United States Treasury Note/Bond	0.250%	9/30/14	648,000	648,322
	United States Treasury Note/Bond	2.375%	9/30/14	396,000	398,942
	United States Treasury Note/Bond	0.500%	10/15/14	100,000	100,142
	United States Treasury Note/Bond	2.375%	10/31/14	655,000	661,079
	United States Treasury Note/Bond	0.375%	11/15/14	800,000	800,950
	United States Treasury Note/Bond	4.250%	11/15/14	157,000	159,924
	United States Treasury Note/Bond	2.125%	11/30/14	938,000	947,361
Total U.S. Goverment and Agency Obligations (Cost $45,371,706)					45,371,706
Commercial Paper (24.0%)
Bank Holding Company (0.3%)
	State Street Corp.	0.150%	6/4/14	100,000	99,999
	State Street Corp.	0.150%	6/9/14	278,000	277,991
					377,990
Finance—Auto (1.2%)
	American Honda Finance Corp.	0.120%	8/6/14	207,000	206,955
	American Honda Finance Corp.	0.120%	8/7/14	221,000	220,951
	American Honda Finance Corp.	0.120%	8/21/14	40,000	39,989
4	Toyota Motor Credit Corp.	0.181%	7/7/14	74,000	74,000
4	Toyota Motor Credit Corp.	0.171%	9/18/14	194,000	194,000
	Toyota Motor Credit Corp.	0.200%	10/1/14	145,500	145,401
4	Toyota Motor Credit Corp.	0.191%	10/31/14	158,000	158,000
[4,5] Toyota Motor Credit Corp.		0.191%	11/5/14	75,000	75,000
[4,5] Toyota Motor Credit Corp.		0.191%	11/7/14	99,000	99,000
[4,5] Toyota Motor Credit Corp.		0.192%	11/13/14	54,000	54,000
4	Toyota Motor Credit Corp.	0.200%	12/4/14	221,000	221,000
					1,488,296
Finance—Other (1.1%)
	General Electric Capital Corp.	0.190%	6/2/14	173,000	172,999
	General Electric Capital Corp.	0.175%	7/11/14	99,250	99,231
	General Electric Capital Corp.	0.180%	8/4/14	80,000	79,974
	General Electric Capital Corp.	0.190%	9/29/14	99,000	98,937
	General Electric Capital Corp.	0.190%	10/2/14	149,000	148,903
	General Electric Capital Corp.	0.190%	11/4/14	233,000	232,808
	General Electric Capital Corp.	0.190%	11/5/14	124,500	124,397
	General Electric Capital Corp.	0.190%	11/7/14	123,000	122,897
	General Electric Capital Corp.	0.190%	11/12/14	123,500	123,393
	General Electric Capital Corp.	0.190%	11/19/14	100,000	99,910
	General Electric Capital Corp.	0.190%	12/1/14	173,000	172,834
					1,476,283
Foreign Banks (14.6%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.162%	8/13/14	239,000	238,999
[4,5] Australia & New Zealand Banking Group, Ltd.		0.189%	8/20/14	92,500	92,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.211%	9/16/14	40,000	40,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.161%	10/9/14	397,000	396,992
[4,5] Australia & New Zealand Banking Group, Ltd.		0.160%	10/24/14	377,000	377,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.219%	11/20/14	250,000	250,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.186%	2/13/15	247,500	247,491
[4,5] Australia & New Zealand Banking Group, Ltd.		0.220%	2/25/15	417,000	417,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.221%	3/5/15	134,000	134,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.221%	3/5/15	226,000	226,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.222%	5/7/15	247,000	246,987

[4,5] Australia & New Zealand Banking Group, Ltd.		0.216%	5/14/15	247,500	247,488
[4,5] Commonwealth Bank of Australia		0.220%	9/25/14	750,000	750,000
[4,5] Commonwealth Bank of Australia		0.220%	10/24/14	39,500	39,505
[4,5] Commonwealth Bank of Australia		0.170%	11/12/14	247,500	247,500
[4,5] Commonwealth Bank of Australia		0.221%	11/28/14	90,000	90,000
[4,5] Commonwealth Bank of Australia		0.221%	12/5/14	198,000	198,000
[4,5] Commonwealth Bank of Australia		0.218%	1/16/15	142,000	141,995
[4,5] Commonwealth Bank of Australia		0.223%	2/6/15	173,000	172,994
[4,5] Commonwealth Bank of Australia		0.227%	2/13/15	181,000	180,996
[4,5] Commonwealth Bank of Australia		0.220%	2/20/15	223,000	222,996
[4,5] Commonwealth Bank of Australia		0.218%	3/16/15	193,000	192,992
[4,5] Commonwealth Bank of Australia		0.231%	3/23/15	500,000	500,000
[4,5] Commonwealth Bank of Australia		0.231%	3/30/15	530,000	529,989
	Credit Suisse (New York Branch)	0.210%	8/22/14	500,000	499,761
5	DNB Bank ASA	0.200%	7/7/14	960,000	959,808
5	DNB Bank ASA	0.195%	8/1/14	989,000	988,673
5	DNB Bank ASA	0.190%	9/5/14	165,000	164,916
5	National Australia Funding Delaware Inc.	0.200%	6/2/14	83,000	83,000
[4,5] National Australia Funding Delaware Inc.		0.171%	7/15/14	125,000	125,000
[4,5] National Australia Funding Delaware Inc.		0.165%	7/28/14	1,000,000	1,000,000
[4,5] National Australia Funding Delaware Inc.		0.170%	8/26/14	373,000	373,000
5	Nordea Bank AB	0.170%	6/5/14	99,000	98,998
5	Nordea Bank AB	0.215%	8/21/14	52,870	52,845
5	Nordea Bank AB	0.215%	8/22/14	34,600	34,583
5	Nordea Bank AB	0.215%	8/27/14	250,000	249,870
5	Nordea Bank AB	0.210%	9/9/14	600,000	599,650
5	Nordea Bank AB	0.225%	10/20/14	34,650	34,620
5	Nordea Bank AB	0.225%	10/23/14	120,000	119,892
5	Nordea Bank AB	0.225%	10/24/14	45,000	44,959
5	Nordea Bank AB	0.225%	10/27/14	125,000	124,884
5	Skandinaviska Enskilda Banken AB	0.175%	7/17/14	353,000	352,921
5	Skandinaviska Enskilda Banken AB	0.190%	8/4/14	500,000	499,831
5	Skandinaviska Enskilda Banken AB	0.190%	8/5/14	337,000	336,884
5	Svenska HandelsBanken Inc.	0.220%	9/26/14	375,000	374,732
5	Svenska HandelsBanken Inc.	0.205%	11/7/14	495,000	494,552
	Swedbank AB	0.200%	6/16/14	174,000	173,986
	Swedbank AB	0.205%	6/18/14	197,500	197,481
	Swedbank AB	0.200%–0.205%	6/19/14	66,000	65,993
	Swedbank AB	0.200%	6/23/14	126,000	125,985
	Swedbank AB	0.200%	6/24/14	168,000	167,979
	Swedbank AB	0.200%	6/25/14	168,000	167,978
	Swedbank AB	0.200%	6/26/14	168,000	167,977
	Swedbank AB	0.200%	6/27/14	120,000	119,983
	Swedbank AB	0.200%	6/30/14	198,000	197,968
	Swedbank AB	0.185%	7/10/14	198,000	197,960
	Swedbank AB	0.185%	7/11/14	198,000	197,959
	Swedbank AB	0.185%	7/14/14	198,000	197,956
	Swedbank AB	0.175%	7/16/14	182,000	181,960
	Swedbank AB	0.175%	7/17/14	196,000	195,956
	Swedbank AB	0.175%	7/18/14	176,000	175,960
	Swedbank AB	0.190%	8/6/14	88,000	87,969
	Swedbank AB	0.190%	8/7/14	200,000	199,929
	Swedbank AB	0.190%	8/8/14	121,000	120,957
[4,5] Westpac Banking Corp.		0.201%	8/7/14	100,000	100,000
[4,5] Westpac Banking Corp.		0.221%	9/17/14	201,000	201,000
[4,5] Westpac Banking Corp.		0.221%	9/19/14	201,000	201,000
[4,5] Westpac Banking Corp.		0.218%	9/22/14	1,071,000	1,071,000
[4,5] Westpac Banking Corp.		0.221%	11/14/14	97,000	97,000

[4,5] Westpac Banking Corp.		0.221%	12/8/14	550,000	550,000
					18,956,739
Foreign Governments (1.4%)
5	CDP Financial Inc.	0.150%	6/2/14	18,000	18,000
5	CDP Financial Inc.	0.150%	6/3/14	25,000	25,000
5	CDP Financial Inc.	0.150%	6/4/14	19,250	19,250
5	CDP Financial Inc.	0.150%	6/11/14	49,250	49,248
5	CDP Financial Inc.	0.150%	6/16/14	14,000	13,999
5	CDP Financial Inc.	0.180%–0.190%	7/21/14	108,600	108,572
5	CDP Financial Inc.	0.180%	8/12/14	23,000	22,992
5	CDP Financial Inc.	0.150%	8/27/14	16,250	16,244
5	CDP Financial Inc.	0.190%	9/16/14	29,750	29,733
5	CDP Financial Inc.	0.190%	10/1/14	49,500	49,468
5	CDP Financial Inc.	0.190%	10/10/14	49,500	49,466
5	CDP Financial Inc.	0.190%	10/28/14	39,500	39,469
5	CDP Financial Inc.	0.190%	10/29/14	20,000	19,984
5	CDP Financial Inc.	0.210%	11/25/14	19,750	19,730
6	CPPIB Capital Inc.	0.140%	6/5/14	121,750	121,748
6	CPPIB Capital Inc.	0.140%	6/6/14	30,000	29,999
6	CPPIB Capital Inc.	0.140%	6/12/14	106,400	106,395
6	CPPIB Capital Inc.	0.140%	7/2/14	76,000	75,991
6	CPPIB Capital Inc.	0.140%	7/3/14	163,000	162,980
6	CPPIB Capital Inc.	0.140%	7/7/14	109,000	108,985
6	CPPIB Capital Inc.	0.140%	8/1/14	15,000	14,996
6	CPPIB Capital Inc.	0.140%	8/18/14	14,085	14,081
6	CPPIB Capital Inc.	0.180%	8/20/14	13,500	13,495
6	CPPIB Capital Inc.	0.180%	8/26/14	50,000	49,978
6	CPPIB Capital Inc.	0.140%	9/2/14	248,000	247,910
6	PSP Capital Inc.	0.140%	6/16/14	24,000	23,999
6	PSP Capital Inc.	0.190%	6/17/14	20,000	19,998
6	PSP Capital Inc.	0.140%	6/19/14	45,500	45,497
6	PSP Capital Inc.	0.140%	7/14/14	79,000	78,987
6	PSP Capital Inc.	0.250%	7/23/14	31,000	30,989
6	PSP Capital Inc.	0.140%	8/5/14	17,750	17,745
6	PSP Capital Inc.	0.140%	8/11/14	74,000	73,980
6	PSP Capital Inc.	0.180%	8/18/14	32,750	32,737
6	PSP Capital Inc.	0.140%	8/19/14	53,000	52,984
6	PSP Capital Inc.	0.140%	8/20/14	43,700	43,686
6	PSP Capital Inc.	0.150%	8/26/14	19,750	19,743
					1,868,058
Foreign Industrial (1.8%)
5	GlaxoSmithKline Finance plc	0.120%	6/17/14	99,000	98,995
5	GlaxoSmithKline Finance plc	0.130%	7/8/14	198,000	197,974
5	GlaxoSmithKline Finance plc	0.140%	7/17/14	153,000	152,973
5	Nestle Capital Corp.	0.170%	7/8/14	495,000	494,914
5	Nestle Capital Corp.	0.170%	7/10/14	297,000	296,945
	Nestle Finance International Ltd.	0.060%	6/3/14	11,803	11,803
	Nestle Finance International Ltd.	0.125%	6/12/14	250,000	249,990
	Nestle Finance International Ltd.	0.170%	8/21/14	238,000	237,909
5	Total Capital Canada Ltd.	0.120%	7/22/14	139,000	138,976
	Toyota Credit Canada Inc.	0.230%	7/2/14	21,000	20,996
	Toyota Credit Canada Inc.	0.230%	7/7/14	20,000	19,995
	Toyota Credit Canada Inc.	0.210%	9/17/14	41,000	40,974
	Toyota Credit Canada Inc.	0.210%	9/18/14	42,000	41,973
	Toyota Credit Canada Inc.	0.210%	10/20/14	40,000	39,967
5	Unilever NV	0.120%	8/11/14	254,000	253,940
					2,298,324

Industrial (3.6%)
5 Apple Inc.	0.150%	11/5/14	19,500	19,487
5 Apple Inc.	0.150%	11/10/14	20,000	19,987
Caterpillar Financial Services Corp.	0.150%	7/14/14	152,500	152,473
5 Emerson Electric Co.	0.130%	6/18/14	27,500	27,498
5 Emerson Electric Co.	0.130%	6/19/14	30,000	29,998
5 Emerson Electric Co.	0.130%	6/20/14	45,000	44,997
5 Emerson Electric Co.	0.130%	6/23/14	30,000	29,998
5 Emerson Electric Co.	0.130%	6/24/14	13,000	12,999
5 Emerson Electric Co.	0.130%	6/25/14	45,000	44,996
5 Emerson Electric Co.	0.130%	7/9/14	49,500	49,493
5 Henkel of America Inc.	0.130%	6/26/14	35,000	34,997
5 Henkel of America Inc.	0.130%	6/27/14	40,000	39,996
5 Henkel of America Inc.	0.160%	7/28/14	43,000	42,989
5 Henkel of America Inc.	0.170%	8/28/14	22,000	21,991
5 Honeywell International Inc.	0.130%	6/23/14	50,000	49,996
5 Procter & Gamble Co.	0.140%	6/9/14	158,000	157,995
5 Procter & Gamble Co.	0.140%	6/16/14	258,750	258,735
5 Procter & Gamble Co.	0.160%	10/23/14	49,000	48,969
5 Procter & Gamble Co.	0.160%	10/24/14	99,000	98,936
5 Procter & Gamble Co.	0.160%	10/27/14	99,000	98,935
5 Procter & Gamble Co.	0.160%	10/30/14	72,500	72,451
5 Procter & Gamble Co.	0.160%	10/31/14	109,000	108,926
5 The Coca-Cola Co.	0.170%	6/9/14	49,000	48,998
5 The Coca-Cola Co.	0.170%	6/10/14	82,500	82,497
5 The Coca-Cola Co.	0.180%	6/20/14	100,000	99,991
5 The Coca-Cola Co.	0.180%	6/23/14	147,000	146,984
5 The Coca-Cola Co.	0.180%	6/24/14	50,000	49,994
5 The Coca-Cola Co.	0.170%	7/7/14	166,500	166,472
5 The Coca-Cola Co.	0.170%	7/8/14	223,750	223,711
5 The Coca-Cola Co.	0.170%	7/9/14	99,000	98,982
5 The Coca-Cola Co.	0.170%	7/10/14	47,500	47,491
5 The Coca-Cola Co.	0.170%	7/11/14	210,000	209,960
5 The Coca-Cola Co.	0.170%	8/4/14	49,500	49,485
5 The Coca-Cola Co.	0.170%	8/5/14	115,700	115,664
5 The Coca-Cola Co.	0.180%	8/14/14	120,000	119,956
5 The Coca-Cola Co.	0.180%	8/15/14	40,000	39,985
5 The Coca-Cola Co.	0.180%	8/18/14	117,750	117,704
5 The Coca-Cola Co.	0.180%	8/19/14	59,500	59,477
5 The Coca-Cola Co.	0.180%	8/20/14	78,900	78,868
5 The Coca-Cola Co.	0.180%	8/21/14	39,900	39,884
5 The Coca-Cola Co.	0.180%	8/22/14	39,500	39,484
5 The Coca-Cola Co.	0.180%	9/2/14	49,500	49,477
5 The Coca-Cola Co.	0.180%	9/3/14	49,500	49,477
5 The Coca-Cola Co.	0.180%	9/4/14	79,500	79,462
5 The Coca-Cola Co.	0.180%	9/5/14	79,000	78,962
5 The Coca-Cola Co.	0.180%	9/8/14	80,000	79,960
5 The Coca-Cola Co.	0.180%	10/3/14	109,000	108,932
5 The Coca-Cola Co.	0.180%	10/9/14	148,500	148,403
5 The Coca-Cola Co.	0.180%	10/14/14	49,500	49,467
5 The Coca-Cola Co.	0.170%	11/6/14	198,750	198,602
5 The Coca-Cola Co.	0.170%	11/12/14	49,500	49,462
5 The Coca-Cola Co.	0.170%	11/13/14	148,500	148,384
5 The Coca-Cola Co.	0.170%	11/14/14	247,500	247,306
5 The Coca-Cola Co.	0.170%	11/17/14	124,000	123,901
				4,714,224
Total Commercial Paper (Cost $31,179,914)				31,179,914

Certificates of Deposit (37.0%)
Domestic Banks (7.7%)
Citibank NA	0.180%	6/11/14	993,000	993,000
Citibank NA	0.170%	6/24/14	416,000	416,000
Citibank NA	0.170%	8/6/14	140,000	140,000
Citibank NA	0.170%	8/13/14	225,000	225,000
Citibank NA	0.210%	9/17/14	746,000	746,000
Citibank NA	0.210%	9/18/14	729,000	729,000
State Street Bank & Trust Co.	0.180%	8/12/14	500,000	500,000
State Street Bank & Trust Co.	0.180%	8/13/14	500,000	500,000
State Street Bank & Trust Co.	0.180%	8/15/14	148,500	148,500
State Street Bank & Trust Co.	0.190%	9/10/14	991,000	991,000
State Street Bank & Trust Co.	0.200%	10/1/14	500,000	500,000
State Street Bank & Trust Co.	0.200%	10/6/14	208,500	208,500
4 Wells Fargo Bank NA	0.182%	6/6/14	77,000	77,000
4 Wells Fargo Bank NA	0.181%	8/18/14	352,000	352,000
4 Wells Fargo Bank NA	0.200%	11/5/14	510,000	510,000
Wells Fargo Bank NA	0.210%	11/6/14	395,000	395,000
4 Wells Fargo Bank NA	0.221%	1/29/15	612,000	612,000
4 Wells Fargo Bank NA	0.220%	2/11/15	495,000	495,000
4 Wells Fargo Bank NA	0.221%	3/3/15	480,000	480,000
4 Wells Fargo Bank NA	0.220%	3/24/15	400,000	400,000
4 Wells Fargo Bank NA	0.222%	4/1/15	160,000	160,000
4 Wells Fargo Bank NA	0.231%	5/15/15	420,000	420,000
				9,998,000
Eurodollar Certificates of Deposit (2.0%)
Commonwealth Bank of Australia	0.210%	6/20/14	500,000	500,000
National Australia Bank Ltd.	0.180%	8/18/14	600,000	600,000
National Australia Bank Ltd.	0.190%	9/25/14	200,000	200,000
National Australia Bank Ltd.	0.190%	9/26/14	525,000	525,000
National Australia Bank Ltd.	0.200%	10/27/14	200,000	200,000
National Australia Bank Ltd.	0.200%	10/28/14	525,000	525,000
				2,550,000
Yankee Certificates of Deposit (27.3%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	1/12/15	79,000	79,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.217%	3/9/15	50,000	49,998
4 Bank of Montreal (Chicago Branch)	0.172%	6/9/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.161%	7/7/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.170%	8/5/14	120,000	120,000
4 Bank of Montreal (Chicago Branch)	0.170%	9/3/14	770,000	770,000
4 Bank of Montreal (Chicago Branch)	0.221%	9/5/14	81,150	81,156
4 Bank of Montreal (Chicago Branch)	0.181%	10/14/14	493,000	493,000
4 Bank of Montreal (Chicago Branch)	0.181%	11/3/14	280,000	279,994
4 Bank of Nova Scotia (Houston Branch)	0.182%	6/9/14	650,000	650,000
Bank of Nova Scotia (Houston Branch)	0.180%	8/29/14	425,000	424,995
Bank of Nova Scotia (Houston Branch)	0.180%	9/15/14	700,000	699,990
Bank of Nova Scotia (Houston Branch)	0.180%	9/16/14	140,000	139,998
4 Bank of Nova Scotia (Houston Branch)	0.180%	10/27/14	350,000	349,993
4 Bank of Nova Scotia (Houston Branch)	0.180%	10/31/14	779,000	778,984
Bank of Nova Scotia (Houston Branch)	0.220%	12/12/14	208,000	208,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.150%	7/24/14	500,000	499,998
Credit Suisse (New York Branch)	0.200%	8/7/14	600,000	600,000
Credit Suisse (New York Branch)	0.210%	8/25/14	475,000	475,000
Credit Suisse (New York Branch)	0.220%	9/5/14	500,000	500,000

Credit Suisse (New York Branch)	0.220%	9/12/14	200,000	200,000
Credit Suisse (New York Branch)	0.250%	9/15/14	440,000	440,000
Credit Suisse (New York Branch)	0.250%	9/16/14	535,000	535,000
DNB Bank ASA (New York Branch)	0.170%	6/11/14	205,000	205,000
DNB Bank ASA (New York Branch)	0.200%	6/27/14	494,000	494,000
DNB Bank ASA (New York Branch)	0.190%	7/11/14	205,000	205,000
DNB Bank ASA (New York Branch)	0.190%	8/28/14	235,000	235,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/19/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.170%	7/9/14	473,000	473,000
Lloyds TSB Bank plc (New York Branch)	0.170%	7/10/14	1,000,000	1,000,000
Nordea Bank Finland plc (New York Branch)	0.200%	8/21/14	177,000	177,000
Nordea Bank Finland plc (New York Branch)	0.205%	8/25/14	372,000	372,000
Nordea Bank Finland plc (New York Branch)	0.205%	9/15/14	425,000	424,994
Nordea Bank Finland plc (New York Branch)	0.205%	9/17/14	425,000	424,994
Nordea Bank Finland plc (New York Branch)	0.210%	9/18/14	357,000	357,000
Nordea Bank Finland plc (New York Branch)	0.220%	10/22/14	95,000	94,998
Nordea Bank Finland plc (New York Branch)	0.215%	11/3/14	115,000	114,997
Nordea Bank Finland plc (New York Branch)	0.215%	11/24/14	200,000	199,995
Nordea Bank Finland plc (New York Branch)	0.215%	11/24/14	250,000	249,994
Nordea Bank Finland plc (New York Branch)	0.215%	12/1/14	215,000	215,000
4 Rabobank Nederland (New York Branch)	0.182%	7/7/14	110,000	110,000
4 Rabobank Nederland (New York Branch)	0.181%	10/6/14	575,000	575,000
4 Rabobank Nederland (New York Branch)	0.182%	10/7/14	611,000	611,000
4 Rabobank Nederland (New York Branch)	0.181%	10/14/14	1,600,000	1,600,000
4 Rabobank Nederland (New York Branch)	0.180%	10/24/14	500,000	500,000
4 Rabobank Nederland (New York Branch)	0.180%	10/31/14	500,000	500,000
4 Royal Bank of Canada (New York Branch)	0.181%	8/18/14	580,000	580,000
4 Royal Bank of Canada (New York Branch)	0.200%	11/24/14	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.201%	12/1/14	440,000	440,000
4 Royal Bank of Canada (New York Branch)	0.230%	2/12/15	90,500	90,500
4 Royal Bank of Canada (New York Branch)	0.229%	2/20/15	157,250	157,250
4 Royal Bank of Canada (New York Branch)	0.228%	2/23/15	450,000	450,000
4 Royal Bank of Canada (New York Branch)	0.231%	3/4/15	497,000	497,000
4 Royal Bank of Canada (New York Branch)	0.230%	3/24/15	300,000	300,000
Skandinaviska Enskilda Banken (New York
Branch)	0.195%	6/2/14	875,000	875,000
Skandinaviska Enskilda Banken (New York
Branch)	0.195%	6/6/14	305,000	305,000
Skandinaviska Enskilda Banken (New York
Branch)	0.190%	6/18/14	262,000	261,999
Skandinaviska Enskilda Banken (New York
Branch)	0.180%	7/7/14	650,000	649,997
Skandinaviska Enskilda Banken (New York
Branch)	0.160%	8/27/14	200,000	199,997
Skandinaviska Enskilda Banken (New York
Branch)	0.160%	8/28/14	640,000	639,992
Svenska HandelsBanken (New York Branch)	0.225%	6/24/14	185,000	185,000
Svenska HandelsBanken (New York Branch)	0.220%	7/1/14	510,000	510,000
Svenska HandelsBanken (New York Branch)	0.215%	9/11/14	380,000	380,000
Svenska HandelsBanken (New York Branch)	0.225%	9/26/14	99,500	99,502
Svenska HandelsBanken (New York Branch)	0.215%	11/26/14	700,000	700,000
Svenska HandelsBanken (New York Branch)	0.200%	12/1/14	124,000	123,997
Svenska HandelsBanken (New York Branch)	0.215%	12/12/14	495,000	495,000
Swedbank AB (New York Branch)	0.170%	8/14/14	305,000	305,000
Toronto Dominion Bank (New York Branch)	0.250%	8/12/14	60,000	60,006
Toronto Dominion Bank (New York Branch)	0.200%	10/6/14	496,000	496,000
4 Toronto Dominion Bank (New York Branch)	0.181%	10/14/14	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.181%	10/28/14	200,000	200,000

4 Toronto Dominion Bank (New York Branch)	0.211%	11/18/14	510,000	510,000
4 Toronto Dominion Bank (New York Branch)	0.208%	11/24/14	220,000	220,000
4 Toronto Dominion Bank (New York Branch)	0.211%	12/19/14	302,000	302,000
4 Toronto Dominion Bank (New York Branch)	0.210%	2/3/15	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.210%	2/6/15	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.211%	5/18/15	400,000	400,000
UBS AG (Stamford Branch)	0.200%	6/16/14	50,000	50,000
UBS AG (Stamford Branch)	0.175%	6/26/14	600,000	600,000
UBS AG (Stamford Branch)	0.180%	7/29/14	400,000	400,000
UBS AG (Stamford Branch)	0.180%	8/4/14	450,000	450,000
UBS AG (Stamford Branch)	0.180%	8/5/14	750,000	750,000
UBS AG (Stamford Branch)	0.215%	8/26/14	70,000	70,004
UBS AG (Stamford Branch)	0.170%	9/2/14	275,000	275,000
4 Westpac Banking Corp. (New York Branch)	0.200%	8/6/14	600,000	600,000
4 Westpac Banking Corp. (New York Branch)	0.210%	9/26/14	198,000	197,994
4 Westpac Banking Corp. (New York Branch)	0.218%	11/21/14	250,000	250,000
4 Westpac Banking Corp. (New York Branch)	0.220%	12/12/14	299,000	299,000
4 Westpac Banking Corp. (New York Branch)	0.220%	12/29/14	230,000	230,000
4 Westpac Banking Corp. (New York Branch)	0.221%	1/6/15	130,000	129,996
				35,442,312
Total Certificates of Deposit (Cost $47,990,312)				47,990,312
Other Notes (1.9%)
Bank of America NA	0.190%	6/3/14	419,500	419,500
Bank of America NA	0.190%	6/4/14	401,000	401,000
Bank of America NA	0.190%	9/4/14	300,000	300,000
Bank of America NA	0.190%	9/8/14	198,000	198,000
Bank of America NA	0.190%	9/8/14	495,000	495,000
Bank of America NA	0.190%	9/9/14	198,000	198,000
Bank of America NA	0.190%	9/12/14	495,000	495,000
Total Other Notes (Cost $2,506,500)				2,506,500
Repurchase Agreement (2.2%)
Federal Reserve Bank of New York
(Dated 5/30/14, Repurchase Value
$2,782,012,000 collateralized by U.S.
Treasury Note/Bond 3.000%, 5/15/42, with
a value of $2,782,012,000)
(Cost $2,782,000)	0.050%	6/2/14	2,782,000	2,782,000
			Shares
Money Market Fund (1.3%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,743,272)	0.072%		1,743,272,299	1,743,272
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.3%)
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	6/6/14	25,500	25,500
8 California Educational Facilities Authority
Revenue (University of San Francisco)
VRDO	0.050%	6/6/14	13,290	13,290
8 California Educational Facilities Authority
Revenue (University of San Francisco)
VRDO	0.050%	6/6/14	8,400	8,400
8 Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.060%	6/6/14	33,900	33,900

8	District of Columbia Revenue (Washington
	Drama Society) VRDO	0.070%	6/6/14	16,750	16,750
8	Illinois Finance Authority Revenue (Carle
	Healthcare System) VRDO	0.060%	6/6/14	30,000	30,000
8	Illinois Finance Authority Revenue (Little Co.
	of Mary Hospital & Health Care Centers)
	VRDO	0.060%	6/6/14	12,000	12,000
8	Lee Memorial Health System Florida Hospital
	Revenue VRDO	0.060%	6/6/14	6,170	6,170
8	Long Island NY Power Authority Electric
	System Revenue VRDO	0.070%	6/6/14	29,000	29,000
8	Michigan Higher Education Facilities Authority
	Revenue (Albion College Project) VRDO	0.050%	6/6/14	23,000	23,000
8	Pennsylvania Higher Educational Facilities
	Authority Revenue (Thomas Jefferson
	University) VRDO	0.040%	6/6/14	16,000	16,000
	Riverside County CA Transportation
	Commission Sales Tax Revenue VRDO	0.040%	6/6/14	26,600	26,600
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.070%	6/6/14	14,440	14,440
	Texas Department of Housing & Community
	Affairs Single Mortgage Revenue VRDO	0.070%	6/6/14	45,070	45,070
8	Warren County KY Revenue (Western
	Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.070%	6/6/14	14,900	14,900
8	Wisconsin Health & Educational Facilities
	Authority Revenue (Gundersen Lutheran)
	VRDO	0.070%	6/6/14	11,000	11,000
8	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.070%	6/6/14	20,695	20,695
Total Tax-Exempt Municipal Bonds (Cost $346,715)					346,715
Corporate Bonds (0.4%)
Finance (0.3%)
	Banking (0.3%)
[4,6] National Australia Bank Ltd.		0.234%	9/19/14	93,075	93,087
4	Royal Bank of Canada	0.460%	1/6/15	265,500	265,892
					358,979
Industrial (0.1%)
	Consumer Cyclical (0.1%)
4	Toyota Motor Credit Corp.	0.227%	1/14/15	156,000	156,000

Total Corporate Bonds (Cost $514,979)					514,979
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Province of Ontario	4.100%	6/16/14	69,500	69,612
				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.3%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO		0.150%	6/2/14	18,105	18,105
[6,8] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.150%	6/2/14	9,660	9,660
[6,8] BlackRock Municipal Income Trust TOB
	VRDO	0.150%	6/2/14	207,000	207,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.150%	6/2/14	21,850	21,850

[6,8] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.150%	6/2/14	19,165	19,165
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	6/2/14	100,000	100,000
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.150%	6/2/14	19,875	19,875
[6,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.150%	6/2/14	12,910	12,910
[6,8] BlackRock Strategic Municipal Trust TOB
	VRDO	0.150%	6/2/14	9,820	9,820
[6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.220%	6/6/14	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.220%	6/6/14	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.220%	6/6/14	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (102.5%) (Cost $132,955,895)					132,955,895
Other Assets and Liabilities-Net (-2.5%)					(3,267,249)
Net Assets (100%)					129,688,646

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2014, the aggregate value of these securities was $22,420,665,000, representing 17.3% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $1,930,875,000, representing 1.5% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of May 31, 2014

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (97.6%)
2	Fannie Mae Discount Notes	0.130%	6/2/14	11,000	11,000
2	Fannie Mae Discount Notes	0.070%	6/3/14	2,675	2,675
2	Fannie Mae Discount Notes	0.140%	6/4/14	4,995	4,995
2	Fannie Mae Discount Notes	0.080%	6/5/14	1,000	1,000
2	Fannie Mae Discount Notes	0.070%–0.140%	6/11/14	49,739	49,737
2	Fannie Mae Discount Notes	0.070%–0.090%	6/16/14	29,400	29,399
2	Fannie Mae Discount Notes	0.075%	6/18/14	25,000	24,999
2	Fannie Mae Discount Notes	0.070%–0.080%	7/2/14	11,400	11,399
2	Fannie Mae Discount Notes	0.065%–0.090%	7/14/14	24,546	24,544
2	Fannie Mae Discount Notes	0.070%–0.090%	7/23/14	4,338	4,337
2	Fannie Mae Discount Notes	0.050%	7/29/14	35,000	34,997
2	Fannie Mae Discount Notes	0.070%	7/30/14	14,900	14,898
2	Fannie Mae Discount Notes	0.075%–0.120%	8/1/14	11,800	11,798
2	Fannie Mae Discount Notes	0.050%	8/11/14	50,000	49,995
2	Fannie Mae Discount Notes	0.075%	8/13/14	19,200	19,197
2	Fannie Mae Discount Notes	0.060%	8/18/14	4,600	4,599
2	Fannie Mae Discount Notes	0.075%–0.110%	8/20/14	2,111	2,111
2	Fannie Mae Discount Notes	0.050%	8/25/14	50,000	49,994
2	Fannie Mae Discount Notes	0.060%	8/26/14	7,480	7,479
2	Fannie Mae Discount Notes	0.060%–0.080%	9/2/14	18,995	18,992
2	Fannie Mae Discount Notes	0.060%–0.100%	9/3/14	39,851	39,844
2	Fannie Mae Discount Notes	0.060%–0.070%	9/8/14	42,800	42,793
2	Fannie Mae Discount Notes	0.095%	9/10/14	10,834	10,831
2	Fannie Mae Discount Notes	0.080%–0.095%	9/17/14	60,546	60,529
2	Fannie Mae Discount Notes	0.070%–0.080%	9/22/14	27,090	27,083
2	Fannie Mae Discount Notes	0.088%	9/24/14	35,000	34,990
2	Fannie Mae Discount Notes	0.080%	10/8/14	15,000	14,996
3	Federal Home Loan Bank Discount Notes	0.080%	6/2/14	905	905
3	Federal Home Loan Bank Discount Notes	0.080%	6/6/14	15,000	15,000
3	Federal Home Loan Bank Discount Notes	0.090%	6/11/14	3,670	3,670
3	Federal Home Loan Bank Discount Notes	0.080%–0.142%	6/20/14	13,000	12,999
3	Federal Home Loan Bank Discount Notes	0.090%	6/24/14	26,750	26,748
3	Federal Home Loan Bank Discount Notes	0.074%–0.080%	6/25/14	22,500	22,499
3	Federal Home Loan Bank Discount Notes	0.065%–0.068%	7/2/14	27,750	27,748
3	Federal Home Loan Bank Discount Notes	0.075%	7/7/14	57,600	57,596
3	Federal Home Loan Bank Discount Notes	0.060%	7/9/14	2,000	2,000
3	Federal Home Loan Bank Discount Notes	0.060%	7/16/14	2,900	2,900
3	Federal Home Loan Bank Discount Notes	0.060%–0.070%	7/18/14	4,993	4,993
3	Federal Home Loan Bank Discount Notes	0.095%–0.130%	7/23/14	21,400	21,397
3	Federal Home Loan Bank Discount Notes	0.060%–0.065%	7/30/14	10,059	10,058
3	Federal Home Loan Bank Discount Notes	0.065%–0.070%	8/1/14	5,683	5,682
3	Federal Home Loan Bank Discount Notes	0.060%	8/8/14	39,374	39,370
3	Federal Home Loan Bank Discount Notes	0.070%	8/15/14	12,530	12,528
3	Federal Home Loan Bank Discount Notes	0.070%	8/20/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.062%–0.065%	8/27/14	40,400	40,394
3	Federal Home Loan Bank Discount Notes	0.070%–0.110%	8/29/14	51,774	51,765
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	9/10/14	3,700	3,699
3	Federal Home Loan Bank Discount Notes	0.080%	9/12/14	9,300	9,298
3	Federal Home Loan Bank Discount Notes	0.080%	9/15/14	12,000	11,997
3	Federal Home Loan Bank Discount Notes	0.075%–0.080%	9/19/14	8,000	7,998

3	Federal Home Loan Bank Discount Notes	0.080%	10/22/14	27,014	27,005
3	Federal Home Loan Bank Discount Notes	0.078%–0.080%	10/24/14	52,500	52,483
3	Federal Home Loan Bank Discount Notes	0.080%	11/5/14	20,300	20,293
[3,4] Federal Home Loan Banks		0.091%	6/6/14	60,000	60,000
[3,4] Federal Home Loan Banks		0.091%	7/3/14	14,000	14,000
[3,4] Federal Home Loan Banks		0.092%	8/13/14	30,000	30,000
[3,4] Federal Home Loan Banks		0.132%	10/1/14	6,000	6,000
[3,4] Federal Home Loan Banks		0.096%	11/3/14	10,000	10,000
[3,4] Federal Home Loan Banks		0.090%	11/25/14	60,000	59,996
[3,4] Federal Home Loan Banks		0.101%	12/19/14	41,000	40,999
[3,4] Federal Home Loan Banks		0.097%	2/5/15	120,000	119,997
[3,4] Federal Home Loan Banks		0.091%	2/27/15	50,000	49,996
[3,4] Federal Home Loan Banks		0.110%	3/10/15	2,500	2,500
[2,4] Federal Home Loan Mortgage Corp.		0.151%	12/5/14	5,000	5,001
[2,4] Federal Home Loan Mortgage Corp.		0.140%	6/26/15	55,000	55,021
[2,4] Federal Home Loan Mortgage Corp.		0.141%	7/16/15	50,000	50,017
[2,4] Federal Home Loan Mortgage Corp.		0.140%	11/25/15	60,000	60,000
[2,4] Federal National Mortgage Assn.		0.129%	6/20/14	47,000	47,000
[2,4] Federal National Mortgage Assn.		0.130%	9/11/14	150,000	149,992
[2,4] Federal National Mortgage Assn.		0.159%	1/20/15	10,000	10,004
[2,4] Federal National Mortgage Assn.		0.120%	2/27/15	82,000	81,989
[2,4] Federal National Mortgage Assn.		0.120%	8/5/15	30,000	29,993
2	Freddie Mac Discount Notes	0.130%	6/2/14	11,713	11,713
2	Freddie Mac Discount Notes	0.080%	6/3/14	1,250	1,250
2	Freddie Mac Discount Notes	0.130%	6/9/14	7,205	7,205
2	Freddie Mac Discount Notes	0.120%–0.125%	6/10/14	38,603	38,602
2	Freddie Mac Discount Notes	0.130%	6/16/14	20,000	19,999
2	Freddie Mac Discount Notes	0.075%–0.120%	6/18/14	16,900	16,899
2	Freddie Mac Discount Notes	0.100%	6/23/14	2,085	2,085
2	Freddie Mac Discount Notes	0.135%–0.140%	6/25/14	30,000	29,997
2	Freddie Mac Discount Notes	0.080%	6/30/14	1,050	1,050
2	Freddie Mac Discount Notes	0.075%–0.140%	7/1/14	19,255	19,253
2	Freddie Mac Discount Notes	0.080%–0.110%	7/7/14	20,000	19,998
2	Freddie Mac Discount Notes	0.080%–0.110%	7/11/14	13,955	13,953
2	Freddie Mac Discount Notes	0.080%	7/17/14	11,650	11,649
2	Freddie Mac Discount Notes	0.095%	7/21/14	14,800	14,798
2	Freddie Mac Discount Notes	0.075%–0.100%	8/1/14	18,550	18,548
2	Freddie Mac Discount Notes	0.075%	8/4/14	32,000	31,996
2	Freddie Mac Discount Notes	0.100%	8/13/14	1,400	1,400
2	Freddie Mac Discount Notes	0.050%–0.095%	8/19/14	85,000	84,990
2	Freddie Mac Discount Notes	0.050%–0.060%	8/26/14	39,100	39,095
2	Freddie Mac Discount Notes	0.060%–0.070%	9/2/14	13,395	13,393
2	Freddie Mac Discount Notes	0.080%–0.095%	9/4/14	12,450	12,447
2	Freddie Mac Discount Notes	0.065%–0.095%	9/5/14	5,600	5,599
2	Freddie Mac Discount Notes	0.070%	9/9/14	4,193	4,192
2	Freddie Mac Discount Notes	0.060%–0.070%	9/11/14	38,400	38,393
2	Freddie Mac Discount Notes	0.060%–0.070%	9/12/14	25,040	25,036
2	Freddie Mac Discount Notes	0.095%	9/15/14	30,571	30,562
2	Freddie Mac Discount Notes	0.100%	9/16/14	1,600	1,600
2	Freddie Mac Discount Notes	0.070%–0.075%	9/24/14	21,179	21,174
2	Freddie Mac Discount Notes	0.078%	9/29/14	4,000	3,999
2	Freddie Mac Discount Notes	0.080%	10/6/14	4,400	4,399
2	Freddie Mac Discount Notes	0.070%	10/7/14	19,500	19,495
2	Freddie Mac Discount Notes	0.080%	10/23/14	2,136	2,135
2	Freddie Mac Discount Notes	0.080%	10/24/14	8,200	8,197
2	Freddie Mac Discount Notes	0.080%	10/27/14	9,900	9,897
2	Freddie Mac Discount Notes	0.080%	11/3/14	3,400	3,399
	United States Treasury Note/Bond	0.750%	6/15/14	80,099	80,119

United States Treasury Note/Bond	0.250%	6/30/14	56,579	56,587
United States Treasury Note/Bond	2.625%	6/30/14	71,631	71,777
United States Treasury Note/Bond	0.625%	7/15/14	110,136	110,209
United States Treasury Note/Bond	0.125%	7/31/14	30,000	30,004
United States Treasury Note/Bond	2.625%	7/31/14	12,176	12,227
United States Treasury Note/Bond	0.500%	8/15/14	68,077	68,134
United States Treasury Note/Bond	4.250%	8/15/14	31,929	32,206
United States Treasury Note/Bond	0.250%	8/31/14	11,174	11,178
United States Treasury Note/Bond	2.375%	8/31/14	3,798	3,819
United States Treasury Note/Bond	0.250%	9/30/14	60,000	60,034
Total U.S. Government and Agency Obligations (Cost $3,112,431)				3,112,431
Total Investments (97.6%) (Cost $3,112,431)				3,112,431
Other Assets and Liabilities-Net (2.4%)				75,596
Net Assets (100%)				3,188,027

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 17, 2014
VANGUARD MONEY MARKET RESERVES
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 17, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.